Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
	Level I	Level II	Level III	Fair Value
June 30, 2013
Notes payable	$—	$(209,530)	$—	$(209,530)
Convertible debt, net	—	(355,735)		(355,735)
Derivative Assets	—	82,561	—	82,561
	$—	$(482,704)	$—	$(482,704)

December 31, 2012
Notes payable	$—	$(220,998)	$—	$(220,998)
Convertible debt, net	—	(233,296)		(233,296)
Derivative Liabilities	—	(264,648)	—	(264,648)
	$—	$(710,474)	$—	$(710,474)